Annual Fund Operating Expenses - Class P3 Shares - Voya Strategic Income Opportunities Fund - Class P3	Jul. 31, 2021
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements	(0.57%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	none

[1]	The adviser is contractually obligated to limit expenses to 0.00% for Class P3 shares through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Fund’s board.